Share-based Compensation - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 CAD ($) shares	Dec. 31, 2021 CAD ($) shares	Dec. 31, 2020 shares
Cash Settled Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Fair value of cash settled deferred share units | $	$ 2.3	$ 4.0
Simple and Performance Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting period	3 years
Simple Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Maturity period	5 years
Exercised		12,000
Performance Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Maturity period	5 years
Exercised		8,000
Stock Options | Equity Settled Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting period	3 years
Maturity period	10 years
Restricted Share Units
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercised		50,000	87,500
Restricted Share Units | Long-term Incentive Program
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Granted	7,800,000
Restricted Share Units | Equity Settled Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Granted	1,728,557	1,238,152
Exercised	925,575	491,988
Deferred Share Units | Cash Settled Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Granted	1,216,076	248,919
Exercised	58,943	30,000
Vesting term	DSUs are granted to directors and generally vest in equal instalments over one year
Vesting period	1 year
Stock options, Exercisable	0	600,000